Goodwill and intangible assets - Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs for Multiple Cash Generating Units (Details) - EUR (€) € in Millions	Dec. 31, 2021	Aug. 02, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 20,330		€ 18,942
Paula's Choice
Disclosure of detailed information about intangible assets [line items]
Goodwill		€ 609
Food and Refreshment | Europe
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,900		4,000
Indefinite-life intangible assets	1,700		1,700
Food and Refreshment | The Americas
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,500		3,400
Indefinite-life intangible assets	1,800		1,900
Food and Refreshment | Asia/AMET/RUB
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,900		3,700
Indefinite-life intangible assets	4,000		3,700
Beauty & Personal Care | The Americas
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,700		3,800
Indefinite-life intangible assets	5,000		3,100
Beauty & Personal Care | The Americas | Paula's Choice
Disclosure of detailed information about intangible assets [line items]
Goodwill	600
Indefinite-life intangible assets	1,600
Beauty & Personal Care | Asia/AMET/RUB
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,700		1,600
Indefinite-life intangible assets	1,900		1,900
Total significant CGUs
Disclosure of detailed information about intangible assets [line items]
Goodwill	17,700		16,500
Indefinite-life intangible assets	14,400		12,300
Others
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,600		2,400
Indefinite-life intangible assets	3,100		2,900
Others | ekaterra
Disclosure of detailed information about intangible assets [line items]
Indefinite-life intangible assets			100
Others | Europe | ekaterra
Disclosure of detailed information about intangible assets [line items]
Goodwill			500
Others | The Americas | ekaterra
Disclosure of detailed information about intangible assets [line items]
Goodwill			200
Indefinite-life intangible assets			300
Others | Asia/AMET/RUB | ekaterra
Disclosure of detailed information about intangible assets [line items]
Goodwill			200
Total CGUs
Disclosure of detailed information about intangible assets [line items]
Goodwill	20,300		18,900
Indefinite-life intangible assets	€ 17,500		€ 15,200